Business, Basis of Presentation, and Significant Accounting Policies - Income Statement Revision (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues
Net investment income										$ 2,914		$ 2,510		$ 2,333
Total revenues		$ 1,066	$ 1,272	$ 1,045	$ 722	$ 1,047	$ 224	$ 544	$ 803	4,105		2,618		4,101
Benefits and Expenses
Future policy and other policy benefits										1,059		518		700
Total benefits and expenses		681	1,234	837	637	825	148	416	639	3,389		2,028		3,577
Income before income taxes										716		590		524
Income tax expense (benefit)										(52)		12		53
Net income		364	126	193	85	243	76	101	158	768		578		471
Less: Net income attributable to noncontrolling interests										0		16		15
Net income available to Athene Holding Ltd. shareholders		$ 364	$ 126	$ 193	$ 85	$ 243	$ 76	$ 101	$ 142	768		562		456
Scenario, Previously Reported
Revenues
Total revenues										4,107		2,616		4,100
Benefits and Expenses
Total benefits and expenses										3,354		2,024		3,568
Income before income taxes										753		592		532
Income tax expense (benefit)										(52)		14		54
Net income										805		578		478
Less: Net income attributable to noncontrolling interests										0		16		15
Net income available to Athene Holding Ltd. shareholders										805		562		463
Consolidated Entity Excluding Variable Interest Entities (VIE)
Revenues
Net investment income										2,914		2,510		2,333
Investment related gains (losses)										652		(430)		1,211
Benefits and Expenses
Interest sensitive contract benefits										1,296		689		1,822
Amortization of deferred sales inducements										39		21		4
Amortization of deferred acquisition costs and value of business acquired										318		206		124
Dividends to policyholders										37		28		44
Future policy and other policy benefits										1,059		518		700
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)										618		532		797
Consolidated Entity Excluding Variable Interest Entities (VIE) | Scenario, Previously Reported
Revenues
Net investment income										2,916		2,508
Investment related gains (losses)														1,210
Benefits and Expenses
Interest sensitive contract benefits										1,293		690
Amortization of deferred sales inducements										40		20
Amortization of deferred acquisition costs and value of business acquired										304		203		119
Future policy and other policy benefits										1,043		517		696
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)										615
Prior Period Immaterial Revisions | Revisions
Revenues
Total revenues										(2)		2		1
Benefits and Expenses
Total benefits and expenses										35		4		9
Income before income taxes										(37)		(2)		(8)
Income tax expense (benefit)										0		(2)		(1)
Net income										(37)		0		(7)
Less: Net income attributable to noncontrolling interests										0		0		0
Net income available to Athene Holding Ltd. shareholders										(37)		0		(7)
Prior Period Immaterial Revisions | Consolidated Entity Excluding Variable Interest Entities (VIE) | Revisions
Revenues
Net investment income										(2)		2
Investment related gains (losses)														1
Benefits and Expenses
Interest sensitive contract benefits										3		(1)
Amortization of deferred sales inducements										(1)		1
Amortization of deferred acquisition costs and value of business acquired										14		3		5
Future policy and other policy benefits										16		$ 1		$ 4
Policy and other operating expenses (related party: 2016 – $22, 2015 – $18 and 2014 – $240)										3
Common Class A
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders										$ 214
Earnings Per Share [Abstract]
Basic (in USD per share)		$ 1.92	$ 0.68	$ 1.04	$ 0.46	$ 1.31	$ 0.41	$ 0.54	$ 0.99	$ 4.11	[1]	$ 3.21	[1]	$ 3.52	[1]
Diluted (in USD per share)		1.78	0.68	1.04	0.46	1.31	0.41	0.54	0.99	4.02		3.21		3.47
Common Class A | Scenario, Previously Reported
Earnings Per Share [Abstract]
Basic (in USD per share)	[1]									4.31		3.21		3.58
Diluted (in USD per share)										4.21		3.21		3.52
Common Class A | Prior Period Immaterial Revisions | Revisions
Earnings Per Share [Abstract]
Basic (in USD per share)	[1]									(0.20)		0.00		(0.06)
Diluted (in USD per share)										$ (0.19)		0.00		(0.05)
Common Class B
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders										$ 553
Earnings Per Share [Abstract]
Basic (in USD per share)		1.94	0.85	1.03	0.47	1.30	0.39	0.56	1.01	$ 4.11		3.21		3.52
Diluted (in USD per share)		1.92	$ 0.68	$ 1.04	$ 0.46	$ 1.31	$ 0.41	$ 0.54	$ 0.99	4.11		3.21		3.47
Common Class B | Scenario, Previously Reported
Earnings Per Share [Abstract]
Diluted (in USD per share)										4.31		3.21		3.52
Common Class B | Prior Period Immaterial Revisions | Revisions
Earnings Per Share [Abstract]
Diluted (in USD per share)										$ (0.20)		$ 0.00		$ (0.05)
Common Class M-1
Benefits and Expenses
Net income available to Athene Holding Ltd. shareholders										$ 1
Earnings Per Share [Abstract]
Basic (in USD per share)		1.94								$ 4.11
Diluted (in USD per share)		$ 0.46								0.20	[1]
Common Class M-1 | Scenario, Previously Reported
Earnings Per Share [Abstract]
Diluted (in USD per share)	[1]									0.21
Common Class M-1 | Prior Period Immaterial Revisions | Revisions
Earnings Per Share [Abstract]
Diluted (in USD per share)	[1]									$ (0.01)

[1]	Basic and diluted earnings per Class M-1 share was applicable only for the year ended December 31, 2016. Refer to Note 13 – Earnings Per Share for further discussion.